Six Circles Ultra Short Duration Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	90 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG U.S. AGGREGATE TOTAL RETURN VALUE UNHEDGED USD INDEX(Reflects No Deduction for Fees, Expenses or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.06%
BLOOMBERG 1-3 MONTH U.S. TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.29%	3.24%	2.66%
Six Circles Ultra Short Duration Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.82%	3.33%	2.97%
Performance Inception Date	Jul. 09, 2018
Six Circles Ultra Short Duration Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.95%	1.96%	1.77%
Six Circles Ultra Short Duration Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.80%	1.95%	1.75%